Revenue - Components (Details) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) customer	Jun. 30, 2023 USD ($) customer	Jun. 30, 2022 customer	Dec. 31, 2023 segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 36,474	$ 44,032	$ 85,367	$ 85,281
Number of operating segments | segment						1
Number of reportable segments | segment						1
Number of customers individually representing more than 5 per cent of entity's revenues | customer			0	0	0
Threshold percentage for reporting individual customer revenue			10.00%	10.00%	10.00%
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,110	21,129	$ 38,541	$ 38,497
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,246	9,158	27,505	18,900
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,788	4,569	7,435	9,402
Value added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,575	4,879	7,085	11,057
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,437	3,691	3,892	6,290
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 318	$ 606	$ 909	$ 1,135